S000011692 [Member] Performance Management - Midas Discovery	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with an appropriate broad based securities market index. Past performance (before and after taxes) is not predictive of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	MIDAS DISCOVERY – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	Best Quarter:4/1/2020 – 6/30/202069.89%Worst Quarter:1/1/2020 – 3/31/2020(34.04)%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]
The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Midas Discovery
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	69.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(34.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020